EMPLOYEE COMPENSATION (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Employee Benefits [Abstract]
Salaries and other short-term employee benefits	$ 1,724.7	$ 1,697.0
Share-based payments expense, net of equity swap (Note 25)	60.0	45.9
Post-employment benefits – defined benefit plans (Note 21)	42.2	37.4
Post-employment benefits – defined contribution plans	42.6	39.8
Termination benefits	13.7	35.0
Total employee compensation expense	$ 1,883.2	$ 1,855.1